ACR International Quality Return (IQR) Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 80.5%
	CANADA — 9.6%
9,360	Fairfax Financial Holdings Ltd.	$4,143,045
660,055	KITS Eyecare Ltd.*	1,914,719
		6,057,764
	DENMARK — 4.8%
132,886	ISS A/S*	3,058,022
	FRANCE — 10.7%
125,322	Cie Plastic Omnium S.A.	3,781,250
20,210	Danone S.A.	1,475,884
14,567	Thales S.A.	1,479,569
		6,736,703
	IRELAND — 3.6%
1,169,940	Greencore Group PLC*	2,283,908
	ITALY — 2.3%
99,885	Brembo S.p.A.	1,444,210
	NORWAY — 9.8%
104,682	Multiconsult A.S.A.[1]	2,395,211
335,370	Protector Forsikring A.S.A.	3,778,352
		6,173,563
	SWITZERLAND — 2.5%
10,545	Sulzer A.G.	1,589,258
	UNITED KINGDOM — 33.8%
16,306	Ashtead Group PLC	1,274,603
213,426	Barclays PLC - ADR	2,187,616
1,091,124	Eurocell PLC*	3,900,086
96,277	Howden Joinery Group PLC	1,252,276
101,021	Liberty Global PLC - Class C*[2]	2,927,588
98,848	Liberty Latin America Ltd. - Class C*[2]	1,422,423
400,378	Naked Wines PLC*	4,623,557
220,795	Vodafone Group PLC - ADR	3,768,971
		21,357,120
	UNITED STATES — 3.4%
174,122	Burford Capital Ltd.	2,161,564
	TOTAL COMMON STOCKS
	(Cost $39,330,217)	50,862,112

ACR International Quality Return (IQR) Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2021 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 18.1%
11,413,118	UMB Money Market Fiduciary, 0.01%[3]	$11,413,118
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $11,413,118)	11,413,118
	TOTAL INVESTMENTS — 98.6%
	(Cost $50,743,335)	62,275,230
	Other Assets in Excess of Liabilities — 1.4%	887,005
	TOTAL NET ASSETS — 100.0%	$63,162,235

ADR – American Depository Receipt
PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,395,211 which represents 3.8% of Net Assets.
[2]Foreign security denominated in U.S. Dollars.
[3]The rate is the annualized seven-day yield at period end.